Net Sales (Tables)	12 Months Ended
Jun. 30, 2022
Net Sales
Schedule of revenue by geographic area

	For the fiscal year ended June 30,
(in € thousands)	2020		2021		2022
Germany	98,443	21.9%	115,334	18.8%	128,616	18.6%
United States	45,183	10.1%	77,596	12.7%	108,748	15.8%
Europe (excluding Germany) (1)	173,875	38.7%	253,700	41.4%	276,110	40.0%
Rest of the world(1)	131,986	29.4%	165,466	27.0%	176,277	25.6%
	449,487	100.0%	612,096	100.0%	689,750	100.0%
(1)	No individual country other than Germany and the United States accounted for more than 10% of net sales.